Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the six months ended June 30, 2022, and the six months ended June 30, 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Management fees-related parties
Management fees – Pavimar (b)	$977,400	$—
Management fees – Castor Ships (a)	407,250	1,657,500

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$530,089	$715,183

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$186,335	$1,102,777

Included in Gain on sale of vessels
Sale & purchase commission – Castor Ships (a)	$—	$715,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$—	$368,150

As of December 31, 2022, and June 30, 2023, balances with related parties consisted of the following:

	December 31, 2022	June 30, 2023
Assets:
Due from Castor Ships (a) – current	$558,327	$5,175,390
Due from Castor Ships (a) – non-current	1,708,474	1,126,542
Liabilities:
Due to Former Parent Company (d) – current	$—	$327,046

(a)	Castor Ships:

During the six-month period ended June 30, 2022, Castor Ships provided the Company’s subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company’s subsidiaries (the “Ship Management Agreements”). In exchange for these services, the Company’s subsidiaries paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, Castor entered into an Amended and Restated Master Management Agreement with Castor Ships. Under such agreement, Castor Ships has agreed to provide the Company  with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships shall generally not be liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).

Until March 7, 2023, in exchange for these services, the Company, including the subsidiaries, paid Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries agreed to pay Castor Ships a daily fee of $975 per vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee will be adjusted annually for inflation on each anniversary of the effective date of the Amended and Restated Master Management Agreement. The Company’s subsidiaries will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to their vessels. The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances. As part of the Spin-Off, on March 7, 2023, Toro entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement.

As of June 30, 2023, in accordance with the provisions of the Amended and Restated Master Management Agreement, Castor Ships had subcontracted to three third-party ship management companies the technical management of all the Company’s vessels. Castor Ships pays, at its own expense, the tanker third-party technical management companies a fee for the services it has subcontracted to them, without any additional cost to Toro.

During the six months ended June 30, 2022, and the six months ended June 30, 2023, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $407,250 and $1,657,500, respectively, which are included in Management fees to related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income, (ii) charter hire commissions amounting to $530,089  and $715,183, respectively, which are included in ‘Voyage expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income and (iii) sale and purchase commissions amounting to $0 and $1,083,150, respectively, comprising of (a) $715,000, related to the sale of the vessel M/T Wonder Bellatrix and M/T Wonder Polaris and (b) $368,150 related to the acquisition of the vessel LPG Dream Terrax and LPG Dream Arrax (Note 5).

In addition, until March 7, 2023, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Company’s subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the six months ended June 30, 2022 and the period from January 1 through March 7, 2023 the above mentioned administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $186,335 and $144,445, respectively and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. For the period of March 7 through June 30, 2023, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $985,333 which is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As a result, in the six months ended June 30, 2023 and in the same period of 2022, the aggregate amount of $1,102,777 and the amount of $186,335, respectively, are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Amended and Restated Master Management Agreement also provides for advance funding equal to one month of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of June 30, 2023, the total working capital guarantee advances amounted to $1,126,542, comprising of working capital guarantee advances to Castor Ships of $826,542 and working capital guarantee deposits related to third party manager amounting to $300,000, which are presented in ‘Due from related parties, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2023 the amount ‘Due from related parties, current’ of $5,175,390 represents working capital guarantee deposits relating to third party managers and operating expense payments made on behalf of the Company in excess of amounts advanced.

(b)	Pavimar:

During the six months ended June 30, 2022, Pavimar provided the Company’s vessel-owning subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion (the “Technical Management Agreements”) in exchange for which Pavimar was paid a daily fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements.

Following the termination of the Technical Management Agreements, as of December 31, 2022,  there are no remaining obligations from Pavimar to the Company.

During the six months ended June 30, 2022 and the six months ended June 30, 2023, management fees under the Technical Management Agreements amounted to $977,400 and $0, respectively, and are separately presented in ‘Management fees to related parties’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

(c)	Pool Agreement:

In the period between September 30, 2022, and December 12, 2022, all Aframax/LR2 tanker vessels, entered into a series of separate agreements with V8 Pool Inc., a member of Navig8 Group of companies, for the participation of the vessels in the V8 plus pool (the “V8 Plus Pool”), a pool operating Aframax tankers aged fifteen (15) years or more. In February 2023, the agreement relating to the M/T Wonder Sirius’s participation in the V8 Plus Pool was terminated and the vessel commenced a period time charter. The V8 Plus Pool is managed by V8 Plus Management Pte. Ltd., a company in which the Company’s Chairman and Chief Executive Officer, Petros Panagiotidis, has a minority equity interest. Following the sales of M/T Wonder Bellatrix and M/T Wonder Polaris in the second quarter of 2023, and the announced sales of M/T Wonder Avior and M/T Wonder Musica (Note 5), which were delivered to their new owners during the third quarter of 2023, and consequently the termination of the respective pool agreements with the V8 Plus Pool, the only remaining working capital deposit is related to M/T Wonder Vega and amounts to $0.8 million which is presented in ‘Prepaid expenses and other assets, non-current’ in the accompanying unaudited condensed consolidated balance sheet.

(d)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share, refer Note 8. The amount of accrued dividend on Series A Preferred Shares due to Castor as of June 30, 2023 was $299,444 and is presented net in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheet.

Following the Spin-Off, the Company reimbursed Castor $2,667,044 for expenses related to the Spin-Off that were incurred by Castor. As of June 30, 2023, the outstanding expenses to be reimbursed by the Company amounted to $27,602 and are presented net in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet.